Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about contractual maturities of financial liabilities [Table Text Block]
Years of Expiry	Financial Instruments	Amounts

Within 1 year	Accounts payable and accrued liabilities	$741,313
Within 2 to 5 years	Preference shares	$449,287
Total		$1,190,600